Document And Entity Information	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	Donnelley Financial Solutions, Inc.
Entity Central Index Key	0001669811
Entity Emerging Growth Company	false
Entity File Number	001-37728
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4829638
Entity Address, Address Line One	35 West Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(844)
Local Phone Number	866-4337
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.01)
Trading Symbol	DFIN
Security Exchange Name	NYSE